WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 90.8%
Education - 9.9%
Buffalo & Erie County, NY, Industrial Land Development Corp. Revenue, Tapestry Charter School Project, Series A	5.000%	8/1/37	$825,000	$786,769
Build NYC Resource Corp., NY, Revenue:
Academic Leadership Charter School Project, Series 2021	4.000%	6/15/27	100,000	98,084
Academic Leadership Charter School Project, Series 2021	4.000%	6/15/28	100,000	97,924
Academic Leadership Charter School Project, Series 2021	4.000%	6/15/29	110,000	107,142
Academic Leadership Charter School Project, Series 2021	4.000%	6/15/30	100,000	96,811
Academic Leadership Charter School Project, Series 2021	4.000%	6/15/36	360,000	328,869
East Harlem Scholars Academy Charter School Project	5.750%	6/1/52	300,000	302,468	(a)
Manhattan College Project, Refunding	5.000%	8/1/35	400,000	413,232
Manhattan College Project, Refunding	5.000%	8/1/36	500,000	513,946
New York State Dormitory Authority Revenue:
New York University, Series C, Refunding	4.000%	7/1/36	1,802,000	1,800,125
Non-State Supported Debt School District Program, Series A, AGM	5.000%	10/1/30	1,995,000	2,169,975
Non-State Supported Debt, School District Program AGM, State Aid Withholding	5.000%	10/1/35	5,000,000	5,587,439
Troy, NY, Capital Resource Corp. Revenue:
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/27	2,000,000	2,100,604
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/36	900,000	950,538

Total Education				15,353,926

Health Care - 4.8%
Brookhaven, NY, Local Development Corp., Long Island Community Hospital Project, Series A	5.000%	10/1/34	750,000	799,772
Build NYC Resource Corp., NY, Revenue, The Children’s Aid Society Project	4.000%	7/1/44	480,000	439,310

See Notes to Schedule of Investments.

Western Asset Intermediate Maturity New York Municipals Fund 2023 Quarterly Report	1

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care - (continued)
New York State Dormitory Authority Revenue, Northwell Health Obligated Group, Series B-3	5.000%	5/1/26	$5,000,000	$5,124,400	(b)(c)
Oneida County, NY, Local Development Corp., Mohawk Valley Health System Project, Series A, Refunding, AGM	4.000%	12/1/32	1,000,000	1,005,251

Total Health Care				7,368,733

Housing - 1.7%
New York City, NY, HDC Impact Revenue, Sustainable Development Bonds, Series A	4.450%	8/1/43	2,770,000	2,704,325

Industrial Revenue - 2.4%
Build NYC Resource Corp., NY, Solid Waste Disposal Revenue, Pratt Paper NY Inc. Project, Refunding	4.500%	1/1/25	400,000	401,389	(a)(d)
New York City, NY, Industrial Development Agency Revenue, Yankee Stadium Project, Series A, Refunding, AGM	5.000%	3/1/28	1,000,000	1,064,481
New York State Transportation Development Corp., Special Facilities Revenue:
American Airlines Inc., John F. Kennedy International Airport Project 2021, Refunding	3.000%	8/1/31	600,000	532,216	(d)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	500,000	514,728	(d)
Niagara Area Development Corp., NY, Solid Waste Disposal Facility Revenue, Covanta Project, Series B, Refunding	3.500%	11/1/24	1,250,000	1,230,513	(a)

Total Industrial Revenue				3,743,327

Local General Obligation - 8.2%
Nassau County, NY, Health Care Corp. Revenue, Nassau County GTD, Refunding	5.000%	8/1/28	5,250,000	5,718,720
New York City, NY, GO:
Series 1	5.000%	8/1/35	1,000,000	1,133,201
Subseries B-1	5.250%	10/1/43	1,500,000	1,643,185
Subseries F-1, Refunding	5.000%	8/1/35	2,000,000	2,266,403
Suffolk County, NY, GO, Series A, Refunding	5.000%	6/15/34	1,720,000	1,957,497

Total Local General Obligation				12,719,006

Power - 2.9%
Long Island, NY, Power Authority Electric System Revenue:
Series B, Refunding	1.650%	9/1/24	1,750,000	1,710,010	(b)(c)
Series B, Refunding	0.850%	9/1/25	2,500,000	2,344,086	(b)(c)

See Notes to Schedule of Investments.

2	Western Asset Intermediate Maturity New York Municipals Fund 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Power - (continued)
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	$215,000	$59,125	*(e)
Series A	5.050%	7/1/42	70,000	19,250	*(e)
Series DDD, Refunding	—	7/1/21	370,000	100,825	*(f)
Series TT	5.000%	7/1/37	450,000	123,750	*(e)
Series XX	5.250%	7/1/40	215,000	59,125	*(e)
Series ZZ, Refunding	—	7/1/18	100,000	27,250	*(f)

Total Power				4,443,421

Pre-Refunded/Escrowed to Maturity - 3.4%
Build NYC Resource Corp., NY, Revenue:
New York Methodist Hospital Project, Refunding	5.000%	7/1/26	600,000	607,463	(g)
New York Methodist Hospital Project, Refunding	5.000%	7/1/28	1,000,000	1,012,438	(g)
New York Methodist Hospital Project, Refunding	5.000%	7/1/29	400,000	404,975	(g)
New York State Dormitory Authority Revenue:
Non-State Supported Debt School District Program, Series A, AGM	5.000%	10/1/30	5,000	5,477	(g)
Pratt Institute, Series A, Refunding	5.000%	7/1/25	250,000	253,008	(g)
Pratt Institute, Series A, Refunding	5.000%	7/1/26	500,000	506,016	(g)
Pratt Institute, Series A, Refunding	5.000%	7/1/29	500,000	506,016	(g)
Western Nassau County, NY, Water Authority, Water System Revenue:
Series A	5.000%	4/1/31	250,000	256,380	(g)
Series A	5.000%	4/1/32	700,000	717,865	(g)
Series A	5.000%	4/1/34	1,040,000	1,066,542	(g)

Total Pre-Refunded/Escrowed to Maturity				5,336,180

Solid Waste/Resource Recovery - 1.0%
Rockland County, NY, Solid Waste Management Authority Revenue:
Exempt Facility General Obligation, Green Bonds, Series A	4.000%	12/15/38	625,000	609,321	(d)
Exempt Facility General Obligation, Green Bonds, Series A	4.000%	12/15/39	1,040,000	1,007,267	(d)

Total Solid Waste/Resource Recovery				1,616,588

See Notes to Schedule of Investments.

Western Asset Intermediate Maturity New York Municipals Fund 2023 Quarterly Report	3

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Special Tax Obligation - 18.9%
Hudson Yards Infrastructure Corp., NY, Second Indenture Revenue, Series A, Refunding	5.000%	2/15/35	$3,000,000	$3,163,791
New York City, NY, TFA Revenue Future Tax Secured, Subseries A-1	5.000%	5/1/45	4,000,000	4,282,621
New York State Convention Center Development Corp. Revenue, CAB, Subordinated Lien, Hotel Unit Fee Secured, Series B	0.000%	11/15/31	3,925,000	2,774,930
New York State Dormitory Authority, Sales Tax Revenue:
Bidding Group 1, Series C, Refunding	5.000%	3/15/39	3,515,000	3,685,925
Group C, Series A	5.000%	3/15/42	3,060,000	3,167,871
New York State Dormitory Authority, State Personal Income Tax Revenue:
Series D, Refunding	5.000%	2/15/41	4,000,000	4,223,249
Transportation, Series A	5.000%	3/15/25	1,000,000	1,002,854
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	210,000	179,757
Restructured, Series A-1	4.550%	7/1/40	40,000	39,001
Restructured, Series A-1	4.750%	7/1/53	1,600,000	1,499,967
Restructured, Series A-2	4.329%	7/1/40	70,000	66,472
Restructured, Series A-2A	4.550%	7/1/40	1,270,000	1,238,282
Triborough Bridge & Tunnel Authority, NY, Revenue:
Sales Tax-MTA Bridges & Tunnels, Series A	4.000%	5/15/48	3,000,000	2,857,924
Senior Lien-MTA Bridges & Tunnels, Series C-1A	5.000%	5/15/51	1,000,000	1,054,530

Total Special Tax Obligation				29,237,174

State General Obligation - 0.6%
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/24	1,525	1,470
CAB, Restructured, Series A-1	0.000%	7/1/33	12,094	7,369
Restructured, Series A-1	5.375%	7/1/25	10,466	10,665
Restructured, Series A-1	5.625%	7/1/27	10,372	10,818
Restructured, Series A-1	5.625%	7/1/29	10,203	10,795
Restructured, Series A-1	5.750%	7/1/31	9,910	10,718
Restructured, Series A-1	4.000%	7/1/33	9,398	8,800
Restructured, Series A-1	4.000%	7/1/35	228,447	209,956
Restructured, Series A-1	4.000%	7/1/37	685,000	616,298
Restructured, Series A-1	4.000%	7/1/41	104,857	90,676

See Notes to Schedule of Investments.

4	Western Asset Intermediate Maturity New York Municipals Fund 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
State General Obligation - (continued)
Restructured, Series A-1	4.000%	7/1/46	$10,251	$8,534
Subseries CW	0.000%	11/1/43	44,382	22,912	(c)

Total State General Obligation				1,009,011

Transportation - 29.7%
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds, Series A	5.000%	11/15/34	5,000,000	5,310,029
MTA, NY, Transportation Revenue:
Green Bonds, Series B, Refunding	5.000%	11/15/26	1,000,000	1,039,062
Green Bonds, Series C-1, Refunding	5.000%	11/15/24	370,000	375,633
Green Bonds, Series E, Refunding	4.000%	11/15/26	2,000,000	2,017,196
Series A-2	5.000%	5/15/30	1,250,000	1,327,815	(b)(c)
Series B, Refunding	5.000%	11/15/37	1,000,000	1,018,531
New York State Bridge Authority Revenue, Series A	4.000%	1/1/46	725,000	689,472
New York State Thruway Authority Revenue:
Series L, Refunding	5.000%	1/1/31	1,750,000	1,879,592
Series L, Refunding	5.000%	1/1/32	1,250,000	1,342,244
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	1,200,000	1,236,789	(d)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/33	5,100,000	5,251,429	(d)
Terminal 4 John F. Kennedy International Airport Project, Series A	5.000%	12/1/25	1,120,000	1,144,112	(d)
Terminal 4 John F. Kennedy International Airport Project, Series C, Refunding	5.000%	12/1/37	2,500,000	2,628,917
Port Authority of New York & New Jersey Revenue:
Consolidated Series 185	5.000%	9/1/25	2,000,000	2,019,983	(d)
Consolidated Series 185	5.000%	9/1/26	5,935,000	5,981,623	(d)
Consolidated Series 193, Refunding	5.000%	10/15/30	8,000,000	8,140,436	(d)
Consolidated Series 226, Refunding	5.000%	10/15/37	1,250,000	1,342,387	(d)
Puerto Rico Commonwealth Highway & Transportation Authority Revenue:
CAB, Restructured, Series B	0.000%	7/1/32	70,000	45,062
Restructured, Series A	5.000%	7/1/62	80,000	78,900

See Notes to Schedule of Investments.

Western Asset Intermediate Maturity New York Municipals Fund 2023 Quarterly Report	5

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Transportation - (continued)
Triborough Bridge & Tunnel Authority, NY, Revenue, General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	$3,000,000	$3,142,425

Total Transportation				46,011,637

Water & Sewer - 7.3%
Buffalo, NY, Municipal Water Finance Authority, Water System Revenue:
Series A, Refunding	5.000%	7/1/26	900,000	925,817
Series A, Refunding	5.000%	7/1/27	1,000,000	1,028,864
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2023, Series DD, Refunding	4.125%	6/15/46	2,000,000	1,955,825
Second General Resolution Fiscal 2023, Series DD, Refunding	4.125%	6/15/47	3,000,000	2,925,537
Second General Resolution, Series CC-1, Refunding	5.000%	6/15/46	2,500,000	2,570,734
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/47	500,000	480,454	(a)
Western Nassau County, NY, Water Authority, Water System Revenue:
Green Bonds, Series A	4.000%	4/1/41	450,000	437,713
Green Bonds, Series A	4.000%	4/1/46	1,000,000	955,291

Total Water & Sewer				11,280,235

TOTAL MUNICIPAL BONDS (Cost - $145,392,076)				140,823,563

MUNICIPAL BONDS DEPOSITED IN TENDER OPTION BOND TRUST(h) - 1.0%
Water & Sewer - 1.0%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2023, Subseries AA-3, Refunding (Cost - $1,514,742)	5.000%	6/15/47	1,435,000	1,527,124

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $146,906,818)				142,350,687

See Notes to Schedule of Investments.

6	Western Asset Intermediate Maturity New York Municipals Fund 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 7.9%
MUNICIPAL BONDS - 7.9%
Education - 1.0%
New York State Dormitory Authority Revenue:
Cornell University, Series B, SPA - Bank of New York Mellon	3.990%	7/1/33	$905,000	$905,000	(i)(j)
Non-State Supported Debt, Rockefeller University, Series A2, SPA - JPMorgan Chase & Co.	4.000%	7/1/32	600,000	600,000	(i)(j)

Total Education				1,505,000

General Obligations - 3.5%
New York City, NY, GO:
Subseries D-4, LOC - TD Bank N.A.	3.900%	8/1/40	5,200,000	5,200,000	(i)(j)
Subseries G-6, LOC - Mizuho Bank Ltd.	3.890%	4/1/42	150,000	150,000	(i)(j)

Total General Obligations				5,350,000

Housing: Multi-Family - 1.2%
New York City, NY, HDC:
MFH Revenue, Beacon Mews Development, Series A, LOC - Citibank N.A.	3.950%	4/1/39	700,000	700,000	(d)(i)(j)
Multi-Family Mortgage Revenue, The Dorado Apartments, Series A, LOC - Citibank N.A.	4.000%	6/1/40	700,000	700,000	(d)(i)(j)
New York State HFA Revenue, East 39th Street, Series A, LIQ - FNMA, LOC - FNMA	3.950%	11/15/31	500,000	500,000	(d)(i)(j)

Total Housing: Multi-Family				1,900,000

Power - 0.1%
New York State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co. of New York Inc. Project, Subseries C-2, LOC - Mizuho Bank Ltd.	4.080%	11/1/39	200,000	200,000	(d)(i)(j)

State General Obligation - 0.3%
New York City, NY, GO, Subseries F-6, SPA - JPMorgan Chase & Co.	4.000%	6/1/44	400,000	400,000	(i)(j)

Tax Allocation - 0.4%
New York City, NY, TFA, Future Tax Secured Revenue:
Subseries A-3, SPA - Mizuho Bank Ltd.	3.980%	8/1/43	300,000	300,000	(i)(j)
Subseries A-4, Refunding, SPA - TD Bank N.A.	3.900%	11/1/29	350,000	350,000	(i)(j)

Total Tax Allocation				650,000

See Notes to Schedule of Investments.

Western Asset Intermediate Maturity New York Municipals Fund 2023 Quarterly Report	7

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Water & Sewer - 1.4%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2008, Series BB-5, Refunding, SPA - Bank of America N.A.	3.850%	6/15/33	$1,555,000	$1,555,000	(i)(j)
Second General Resolution Fiscal 2009, Series BB-2, Refunding, SPA - UBS AG	4.050%	6/15/39	100,000	100,000	(i)(j)
Second General Resolution Fiscal 2016, Series AA-1, Refunding, SPA - Bank of America N.A.	3.920%	6/15/48	155,000	155,000	(i)(j)
Second General Resolution Fiscal 2016, Series AA-2, Refunding, SPA - PNC Bank N.A.	4.050%	6/15/48	400,000	400,000	(i)(j)

Total Water & Sewer				2,210,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $12,215,000)				12,215,000

TOTAL INVESTMENTS - 99.7% (Cost - $159,121,818)				154,565,687
TOB Floating Rate Notes - (0.6)%				(955,000)
Other Assets in Excess of Other Liabilities - 0.9%				1,446,894

TOTAL NET ASSETS - 100.0%				$155,057,581

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Maturity date shown represents the mandatory tender date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(e)	The coupon payment on this security is currently in default as of August 31, 2023.

(f)	The maturity principal is currently in default as of August 31, 2023.

(g)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(h)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust.

(i)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(j)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

8	Western Asset Intermediate Maturity New York Municipals Fund 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
CAB	— Capital Appreciation Bonds
FNMA	— Federal National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HFA	— Housing Finance Agency
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
SPA	— Standby Bond Purchase Agreement — Insured Bonds
TFA	— Transitional Finance Authority

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Intermediate Maturity New York Municipals Fund 2023 Quarterly Report	9

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate Maturity New York Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

10

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Municipal Bonds	—	$140,823,563	—	$140,823,563
Municipal Bonds Deposited in Tender Option Bond Trust	—	1,527,124	—	1,527,124

Total Long-Term Investments	—	142,350,687	—	142,350,687

Short-Term Investments†	—	12,215,000	—	12,215,000

Total Investments	—	$154,565,687	—	$154,565,687

†	See Schedule of Investments for additional detailed categorizations.

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